Document and Entity Information	3 Months Ended
Mar. 31, 2020 shares
Entity Registrant Name	Uxin Ltd
Entity Central Index Key	0001729173
Document Type	20-F
Document Registration Statement	false
Document Annual Report	false
Document Period End Date	Mar. 31, 2020
Document Transition Report	true
Document Shell Company Report	false
Entity File Number	001-38527
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	1-3/F,
Entity Address, Address Line Two	No. 12 Beitucheng East Road,
Entity Address, Address Line Three	Chaoyang District,
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100029,
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Document Accounting Standard	U.S. GAAP
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact [Member]
Contact Personnel Name	Zhen Zeng
City Area Code	86 10
Local Phone Number	5631-2700
Contact Personnel Email Address	ir@xin.com
Entity Address, Address Line One	1-3/F,
Entity Address, Address Line Two	No.
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100029,
Entity Address, Country	CN
ADS
Title of 12(b) Security	American depositary shares (one American depositaryshare representing three Class A ordinary shares, parvalue US$0.0001 per share)
Trading Symbol	UXIN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	16,512,922
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	846,857,596
Class B ordinary shares
Entity Common Stock, Shares Outstanding	40,809,861